COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Minimum [Member]
Loss Contingencies [Line Items]
Capital expenditures incurred	$ 0.3	$ 1.2